KEMPER
U.S. GOVERNMENT
SECURITIES FUND

ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED OCTOBER 31, 1997

Offering investors the opportunity for high current income, liquidity and security of principal

                LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                        "... We believe our shortened duration
                                        and increase in mortgage holdings
                                        supported the fund's performance through
                                        the Fed's tightening. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF INVESTMENTS
11
REPORT OF INDEPENDENT AUDITORS
12
FINANCIAL STATEMENTS
14
NOTES TO FINANCIAL STATEMENTS
18
FINANCIAL HIGHLIGHTS


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES
FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 1997
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                    8.41%
CLASS B                                    7.40%
CLASS C                                    7.42%
LIPPER GNMA BOND FUNDS CATEGORY AVERAGE*   8.60%
--------------------------------------------------------------------------------


Returns and rankings are historical and do not represent future performance. Returns, rankings and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.



--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
                                    AS OF      AS OF
                                  10/31/97   10/31/96
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS A              $8.81      $8.74
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS B              $8.80      $8.73
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS C              $8.82      $8.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT  SECURITIES
FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER GNMA BOND FUNDS CATEGORY


                 CLASS A              CLASS B             CLASS C
--------------------------------------------------------------------------------
    1-YEAR    #29 of 53 funds     #48 of 53 funds     #46 of 53 funds
--------------------------------------------------------------------------------
    5-YEAR    #18 of 30 funds           N/A                N/A
--------------------------------------------------------------------------------
    10-YEAR   #14 of 24 funds           N/A                N/A
--------------------------------------------------------------------------------
    15-YEAR     #2 of 5 funds           N/A                N/A
--------------------------------------------------------------------------------
    20-YEAR     #1 of 3 funds           N/A                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF OCTOBER 31, 1997.

                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    ONE-YEAR INCOME:        $0.6330   $0.5511   $0.5539
--------------------------------------------------------------------------------
    OCTOBER DIVIDEND:       $0.0500   $0.0432   $0.0433
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:        6.81%     5.89%     5.89%
--------------------------------------------------------------------------------
    SEC YIELD+:                6.11%     5.44%     5.48%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended October 31, 1997, shown as an annual-ized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR FIXED-INCOME STYLE BOX
--------------------------------------------------------------------------------

Source: Morningstar, Inc., Chicago, IL (312) 696-6000. (Morningstar
Style Box is based on a portfolio date as of October 31, 1997.) The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Please note that style boxes do not represent an exact assessment of risk and do not represent future performance. Please consult the prospectus for a description of investment policies.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

Stephen B. Timbers is president, chief executive and chief investment officer of Zurich Kemper Investments, Inc. (ZKI). ZKI and its affiliates manage approximately $86 billion in assets, including $49 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.

DEAR SHAREHOLDERS,

Once again, investors experienced extreme market volatility in the month of October. Unlike the October corrections of 1987 and 1989, this year's market drop occurred at a time when the United States economy is remarkably healthy and resilient. As we have noted, the U.S. economy has been moving forward for several years with an alternating fast/slow pace that has proven successful in removing whatever excesses build from quarter to quarter. As a consequence, interest rates and the rate of inflation are both low and stable. Moreover, the federal budget deficit has been reduced to such an extent that discussion has now turned to what the government should do with a projected surplus in 1998.

  Fortunately, no part of our strong economic foundation was shaken by the market correction. If anything, the correction provided a short-lived and relatively painless lesson about the vulnerability of a highly valued market. When markets are high, everything -- economic news, corporate earnings and liquidity -- must go right. When markets are high -- as our equity market was for most of this year -- they are vulnerable to relatively minor disappointments.

  As you have read, of course, the direct source of the October correction was Southeast Asia, where the world's highest growth economies had been stumbling since the summer. These economies had become overextended, banks ran into trouble with bad loans and the local governments failed to take prompt action. The result was a domino effect of competitive devaluations of currencies, crashing markets and political chaos.

  But while Southeast Asia produced the event that led to the mini-panic in the U.S. equity market -- resulting in a 7 percent loss on October 27 -- the world quickly looked to the U.S. for solutions. When the U.S. market quickly rebounded, other markets became less volatile. Considering U.S. economic fundamentals and the relatively small effect that Southeast Asian problems have on U.S. companies as a whole, rational investors had to expect our market to bounce back. In fact, if the U.S. equity market had not been so highly valued, we would have expected the market's reaction to the Asian problems to be quite muted. For instance, if the Dow Jones Industrial Average had been closer to 7000 than to 8000, we would have expected that the market would have dropped only slightly.

  But as we have said before, today's markets move very fast. We experienced in one day the kind of correction that we used to experience over a six-month period. By Wednesday, November 19, the Dow Jones Industrial Average had climbed back to where it was before Gray Monday, October 27, 1997. It took only 26 days to recoup -- contrast that with the 463 days needed to recoup from Black Monday. The market did not recover from its 22.6 percent October 19, 1987, market correction until January 24, 1989. At this writing, the U.S. equity market remains very volatile. We expect that condition to continue, as volatility is a factor of higher valued markets. Despite what the last few years may have suggested, markets do not go in just one direction.

  Our recent experience supported many of the basic tenets of investing:

  - Invest for the long term and don't react to the short-term noise. Investors who got hurt in the October correction were those who had borrowed the money they invested and were forced to sell at low prices. Investors who were able to remain invested and did, lost only some of their above-average gain for the year.

  - Diversification helps reduce overall portfolio risk. Government securities investors, for example, found the bond market to be a safe haven as the bond market rallied during the stock market correction.

  - Investing abroad is complex and requires expert advice. Currency valuations, in particular, can have a significant effect on investment returns.

  Our forecast for the next several months calls for moderate economic growth, stable interest rates and controlled inflation. While we cannot rule out the possibility of another market event that would add to the excitement of equity investing, we would expect the U.S. market to again demonstrate its resiliency.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
  THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

                                NOW (11/30/97)          6 MONTHS AGO            1 YEAR AGO              2 YEARS AGO
10-YEAR TREASURY RATE(1)             5.88                    6.49                   6.3                      5.71
PRIME RATE(2)                        8.5                     8.5                    8.25                     8.65
INFLATION RATE(3)*                   2.08                    2.3                    3.25                     2.6
THE U.S. DOLLAR(4)                   9.65                    5.52                   4.36                    -2.58
CAPITAL GOODS ORDERS(5)*             9.92                    7.16                   3.3                      8.09
INDUSTRIAL PRODUCTION(5)*            5.51                    4.23                   4.33                     3.4
EMPLOYMENT GROWTH(6)                 2.52                    2.13                   2.15                     1.91

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

*    Data as of October 31, 1997.

Sources: Economics Department, Zurich Kemper Investments, Inc.


  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
ZURICH KEMPER INVESTMENTS INC.

December 4, 1997

PERFORMANCE UPDATE

[VANDENBERG PHOTO]

Richard Vandenberg joined Zurich Kemper Investments in March 1996, as senior vice president of ZKI and portfolio manager of Kemper U.S. Government Securities Fund. Vandenberg has more than 22 years of fixed- income portfolio management experience. He received both a bachelor's degree and an M.B.A. from the University of Wisconsin.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

THE YEAR ENDED OCTOBER 31, 1997, WAS POSITIVE FOR GOVERNMENT BONDS.
BELOW, PORTFOLIO MANAGER RICHARD VANDENBERG EXPLAINS THE FACTORS CONTRIBUTING TO THE MARKET'S STRONG PERFORMANCE, EVEN IN LIGHT OF A FEDERAL RESERVE BOARD INTEREST RATE INCREASE.

Q     DURING THE FUND'S FISCAL YEAR, THE FEDERAL RESERVE BOARD (THE FED) RAISED
SHORT-TERM INTEREST RATES. HOW DID THAT AND OTHER ECONOMIC EVENTS IMPACT THE PERFORMANCE OF GOVERNMENT BONDS DURING THE YEAR?

A     Government bonds and mortgage securities in particular performed well during the year. The Fed did raise interest rates but the impact of the tightening on the market was brief and relatively minimal. Here's a look at that and other major events which shaped the market's performance.

      At the start of the fiscal year political uncertainty began to creep into the market about the potential outcome of the upcoming presidential and congressional elections. Investors feared the Republican party might lose control of Congress and reduce the likelihood of a balanced budget agreement in 1997. Investment markets rallied in November, however, with news that Republicans maintained control of Congress. Some market participants intimated that the election outcome was evidence of the public's desire for a true "checks and balances" government.

      The bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied in passing that financial assets might be overvalued. This shook the market and caused yields to rise and security prices to fall. Early in 1997, strong economic reports surfaced and Greenspan reiterated his concern about the values of securities and about the potential for a rise in wage inflation. In what was considered to be a preemptive move at keeping inflation in check, the Fed tightened short-term rates by 0.25 percent in late March.

      While economic growth remained somewhat strong, even after the Fed tightening, inflation remained uncharacteristically low. The government market along with the broader fixed-income market began recouping losses experienced with the Fed's interest rate increase as inflation fears continued to be unconfirmed. For the remainder of the fiscal year, market yields fluctuated with the release of varying economic data but remained relatively range-bound. Inflation never became problematic and bonds performed positively.

Q     HOW DID KEMPER U.S. GOVERNMENT SECURITIES FUND PERFORM DURING THE YEAR?

A     We were pleased with the fund's Class A share performance, which was in-line with its peer group average. The total return for Class A shares (unadjusted for any sales charge) was 8.41 percent for the year. By comparison the average return of the Lipper Analytical Services GNMA Bond Funds Category was 8.60 percent. This is based on 53 funds that share a similar investment objective. The fund's Class B shares returned 7.40 percent and Class C shares returned 7.42 percent.

PERFORMANCE UPDATE

Q     HOW DID YOU PREPARE THE FUND FOR THE POSSIBILITY OF A FED TIGHTENING?

A     We began preparing for a possible rate hike in January, by shortening the fund's duration to below that of the fund's peer group average. Duration is a measurement of a fund's sensitivity to interest rates -- the shorter the duration, the less sensitive the fund is to interest rate changes. In addition, we sold Treasury notes and purchased GNMA mortgages, which boosted the fund's mortgage allocation to 95 percent. We made this adjustment because mortgages tend to outperform Treasuries in a rising interest rate environment.

Q     HOW WAS THE FUND IMPACTED BY THE FED'S TIGHTENING?

A     The fund struggled with the larger government bond market, but the losses were minimal in March following the tightening. Class A shares were down just
0.06 percent, while Class B and Class C shares slipped 0.09 percent and 0.21 percent, respectively. We believe our shortened duration and increase in mortgage holdings supported the fund's performance through the Fed's tightening. As economic growth slowed and the need for further Fed tightening diminished, the market and the fund rebounded very quickly and the fund enjoyed positive returns for the balance of the reporting period.

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUND AFTER MARCH?

A     By April the markets were in recovery from the Fed's tightening. Inflation remained relatively benign despite continuing growth in the economy. To take advantage of this environment, we began adding Treasuries back into the portfolio. We began in April by adding some short-term Treasuries. As it became clear that market yields would continue to trend lower, we covered interest rate hedges and added some longer-maturity Treasuries from July through October. (Treasuries tend to outperform mortgages in a declining rate environment.) However, mortgages also continued to perform well in tandem with Treasuries. This was of course positive for the fund because mortgages are its primary type of investment.

Q     WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE GOVERNMENT MORTGAGE MARKET?

A     We are optimistic about the prospects for the market and Kemper U.S.
Government Securities Fund. The current economic environment -- benign inflation and moderate growth -- is a particularly good one for bonds. We also believe that within a global context, U.S. Government bonds and mortgage securities are a cheap asset class. The implied threat in early October by Greenspan that the Fed was prepared to raise interest rates before the end of 1997 was squashed in late October when several markets in the Far East crashed. These global problems caused U.S. markets to swoon as well, eliminating whatever reasons the Fed may have had to justify a rate increase. We will of course keep a close watch on indicators of inflation and adjust the fund accordingly.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED OCTOBER 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS A  3.55%     5.50%    7.95%     8.99%      (since 10/1/79)
--------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS B  4.40       N/A      N/A      6.62       (since 5/31/94)
--------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS C  7.42       N/A      N/A      7.21       (since 5/31/94)
--------------------------------------------------------------------------------------------------------

                                [LINE GRAPH A]
KEMPER U.S. GOVERNMENT                                   SECURITIES FUND CLASS A
--------------------------------------------------------------------------------
  Growth of an assumed $10,000 investment in
  Class A shares from 10/1/79 to 10/31/97
--------------------------------------------------------------------------------

                                                        10/1/79   12/31/79   12/31/85   12/31/91    10/31/97
------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class A(1)       10000      9427      18043      33575       47432
Salomon Brothers 30-Year GNMA Index+                    10000      9749      22210      42094       62113
Consumer Price Index++                                  10000     10281      14651      18485       21609


                                [LINE GRAPH B]
KEMPER U.S. GOVERNMENT                                   SECURITIES FUND CLASS B
--------------------------------------------------------------------------------
  Growth of an assumed $10,000 investment in
  Class B shares from 5/31/94 to 10/31/97
--------------------------------------------------------------------------------

                                                        5/31/94   12/31/94   12/31/95   12/31/96    10/31/97
------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class B(1)       10000      9904      11628      11831       12450
Salomon Brothers 30-Year GNMA Index+                    10000     10116      11829      12191       13174
Consumer Price Index++                                  10000     10149      10407      10753       10929


                                [LINE GRAPH C]
KEMPER U.S. GOVERNMENT                                   SECURITIES FUND CLASS C
--------------------------------------------------------------------------------
  Growth of an assumed $10,000 investment in
  Class C shares from 5/31/94 to 10/31/97
--------------------------------------------------------------------------------

                                                        5/31/94   12/31/95   12/31/96    10/31/97
------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class C(1)        9930      11661     11868      12691
Salomon Brothers 30-Year GNMA Index+                    10116      11829     12191      13174
Consumer Price Index++                                  10000      10407     10753      10929

Past performancee is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of
     4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the CDSC in effect at the end of the period for Class B shares. In comparing Kemper U.S. Government Securities Fund Class A and Class B shares performance to the Salomon Brothers 30-Year GNMA Index, you should also note that the fund's performance reflects the applicable sales charge, while no such charges are reflected in the performance of the index.

+ The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Source is Salomon Brothers Inc.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                               ON 10/31/97   ON 10/31/96
--------------------------------------------------------------------------------
GNMA                                            87%           77%
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED SECURITIES                 5            12
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SECURITIES                --             8
--------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES          6             3
--------------------------------------------------------------------------------
LONG-TERM GOVERNMENT SECURITIES                  2            --
--------------------------------------------------------------------------------
                                               100%          100%

                                               [PIE CHART]   [PIE CHART]
                                               ON 10/31/97   ON 10/31/96
YEARS TO MATURITY

--------------------------------------------------------------------------------
                                               ON 10/31/97   ON 10/31/96
--------------------------------------------------------------------------------
LESS THAN 5                                     38%           18%
--------------------------------------------------------------------------------
5-10 YEARS                                      60            31
--------------------------------------------------------------------------------
10-20 YEARS                                      1            50
--------------------------------------------------------------------------------
20+ YEARS                                        1             1
--------------------------------------------------------------------------------
                                               100%          100%

                                             [PIE CHART]    [PIE CHART]
                                             ON 10/31/97    ON 10/31/96
AVERAGE MATURITY

--------------------------------------------------------------------------------
                                             ON 10/31/97    ON 10/31/96
--------------------------------------------------------------------------------
AVERAGE MATURITY                             7.5 years      8.7 years
--------------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments at October 31, 1997
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                         COUPON                    PRINCIPAL
    U.S. GOVERNMENT OBLIGATIONS                   TYPE                    RATE        MATURITY      AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION - 87.4%
(Cost: $3,041,442)
                                             Pass-through                 6.00%        2023-2026   $  3,637    $    3,516
                                             certificates                 6.50         2023-2027    538,401       533,050
                                                                          7.00         2022-2028    642,647       646,748
                                                                          7.50         2007-2027    707,579       725,125
                                                                          8.00         2016-2027    679,402       706,949
                                                                          8.50         2016-2027    187,485       196,858
                                                                          9.00         2005-2027    207,601       222,603
                                                                          9.50         2009-2027     67,004        72,647
                                                                         10.00         2009-2022     49,285        54,137
                                                                         10.50         2013-2021     19,447        21,416
                                             ----------------------------------------------------------------------------
                                                                                                                3,183,049
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY
SECURITIES - 9.7%
(Cost: $348,395)
                                             Notes                        6.75              2000      4,900         5,017
                                                                          5.75              2002     58,500        58,546
                                             Bonds                       10.75              2003     23,270        28,644
                                                                        12.375              2004     28,000        37,787
                                                                         10.75              2005     27,585        35,835
                                                                         12.75              2010     82,920       118,278
                                                                        10.625              2015     26,585        39,313
                                                                          6.25              2023     29,500        29,615
                                             ----------------------------------------------------------------------------
                                                                                                                  353,035
-------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION - 3.6%
(Cost: $127,530)
                                             Pass-through                 6.50              2026        544           535
                                             certificates                 7.00         2025-2027     44,115        44,332
                                                                          7.50              2028     18,000        18,332
                                                                          8.00              2024      7,596         7,880
                                                                          9.00         2024-2025     56,037        59,642
                                             ----------------------------------------------------------------------------
                                                                                                                  130,721
-------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN
MORTGAGE CORPORATION - 1.1%
    (Cost: $38,933)
                                             Pass-through                 9.50              2020     36,180        39,159
                                             certificates
                                             ----------------------------------------------------------------------------
                                             TOTAL U.S. GOVERNMENT OBLIGATIONS--101.8%
                                             (Cost: $3,556,300)                                                 3,705,964
                                             ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
                                                                                          AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------
    REPURCHASE                 Dated October, 1997. Collateralized by Federal Home Loan Mortgage Corporation
    AGREEMENTS - 16.0%         and Federal National Mortgage Association securities which are monitored daily to ensure their market value exceeds the carrying value of the repurchase agreement.

                               Chase Securities Inc.                                      $ 50,000    $   50,000
                              (held at The Chase Manhattan Bank, subcustodian)
                               5.55%, 11/12/97

                               Goldman, Sachs & Co.                                        284,000       284,001
                               (held at The Bank of New York, subcustodian)
                               5.50%-5.76%, 11/3/97-1/7/98

                               Merrill Lynch, Pierce, Fenner & Smith Inc.                   88,600        88,601
                               (held at The Chase Manhattan Bank, subcustodian)
                               5.73%, 11/3/97

                               Nikko Securities Co. International, Inc.                    100,000       100,001
                               (held at The Bank of New York, subcustodian)
                               5.80%, 11/3/97

                               Nomura                                                       62,000        62,000
                               (held at The Bank of New York, subcustodian)
                               5.55%, 11/12/97
                               ---------------------------------------------------------------------------------
                               TOTAL REPURCHASE AGREEMENTS--16.0%
                               (Cost: $584,600)                                                          584,603
                               ---------------------------------------------------------------------------------
                               TOTAL INVESTMENTS--117.8%
                               (Cost: $4,140,900)                                                      4,290,567
                               ---------------------------------------------------------------------------------
                               LIABILITIES, LESS CASH AND OTHER ASSETS--(17.8%)                         (648,540)
                               ---------------------------------------------------------------------------------
                               NET ASSETS--100%                                                       $3,642,027
                               --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $4,140,900,000 for federal income tax purposes at October 31, 1997, the gross unrealized appreciation was $152,311,000, the gross unrealized depreciation was $2,644,000 and the net unrealized appreciation on investments was $149,667,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER U.S. GOVERNMENT SECURITIES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Kemper U.S. Government Securities Fund as of October 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper U.S. Government Securities Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          December 16, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997
(IN THOUSANDS)

--------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------
Investments, excluding repurchase agreements, at value
(Cost: $3,556,300)                                              $3,705,964
--------------------------------------------------------------------------
Repurchase agreements, at value
(Cost: $584,600)                                                   584,603
--------------------------------------------------------------------------
Cash                                                                10,655
--------------------------------------------------------------------------
Receivable for:
  Interest                                                          29,476
--------------------------------------------------------------------------
  Fund shares sold                                                   1,070
--------------------------------------------------------------------------
  Investments sold                                                     792
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 4,332,560
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------

Payable for:
  Investments purchased                                            681,773
--------------------------------------------------------------------------
  Fund shares redeemed                                               5,987
--------------------------------------------------------------------------
  Management fee                                                     1,252
--------------------------------------------------------------------------
  Administrative services fee                                          565
--------------------------------------------------------------------------
  Distribution services fee                                             52
--------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               728
--------------------------------------------------------------------------
  Trustees' fees                                                       176
--------------------------------------------------------------------------
    Total liabilities                                              690,533
--------------------------------------------------------------------------
NET ASSETS                                                      $3,642,027
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------

Paid-in capital                                                 $4,047,911
--------------------------------------------------------------------------
Accumulated net realized loss on investments                      (679,113)
--------------------------------------------------------------------------
Net unrealized appreciation on investments                         149,667
--------------------------------------------------------------------------
Undistributed net investment income                                123,562
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $3,642,027
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($3,549,718 / 402,976 shares outstanding)                          $8.81
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                        $9.23
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($76,280 / 8,668 shares outstanding)                               $8.80
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($10,233 / 1,161 shares outstanding)                               $8.82
--------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($5,796 / 658 shares outstanding)                                  $8.81
--------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended October 31, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------
Interest income                                                 $312,161
------------------------------------------------------------------------
Expenses:
  Management fee                                                  15,888
------------------------------------------------------------------------
  Administrative services fee                                      7,013
------------------------------------------------------------------------
  Distribution services fee                                          590
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           6,192
------------------------------------------------------------------------
  Reports to shareholders                                            594
------------------------------------------------------------------------
  Professional fees                                                   86
------------------------------------------------------------------------
  Trustees' fees and other                                            82
------------------------------------------------------------------------
    Total expenses                                                30,445
------------------------------------------------------------------------
NET INVESTMENT INCOME                                            281,716
------------------------------------------------------------------------

------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                              11,272
------------------------------------------------------------------------
  Net realized loss from futures transactions                    (10,317)
------------------------------------------------------------------------
    Net realized gain                                                955
------------------------------------------------------------------------
  Change in net unrealized appreciation on investments            23,068
------------------------------------------------------------------------
Net gain on investments                                           24,023
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $305,739
------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                   1997                 1996
-----------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------
  Net investment income                                         $  281,716              315,979
-----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                             955              (51,944)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                             23,068              (39,840)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               305,739              224,195
-----------------------------------------------------------------------------------------------
Net equalization charges                                           (20,125)             (17,437)
-----------------------------------------------------------------------------------------------
Distribution from net investment income                           (279,008)            (319,368)
-----------------------------------------------------------------------------------------------
Net decrease from capital share transactions                      (527,736)            (462,648)
-----------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                      (521,130)            (575,258)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------

Beginning of year                                                4,163,157            4,738,415
-----------------------------------------------------------------------------------------------
END OF YEAR
(including undistributed net investment income
of $123,562 and $140,982, respectively)                         $3,642,027            4,163,157
-----------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper U.S. Government Securities Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             The Fund may purchase securities with delivery or payments to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At October 31, 1997 the Fund had $675,926,000 in purchase commitments outstanding (19% of net assets) with a corresponding amount of assets segregated.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class
14

NOTES TO FINANCIAL STATEMENTS

                             by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at October 31, 1997, amounting to approximately $679,036,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 1998 through 2004.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $15,888,000 for the year ended October 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                                    COMMISSIONS
                                                                           COMMISSIONS            ALLOWED BY ZKDI
                                                                           RETAINED BY     -----------------------------
                                                                              ZKDI         TO ALL FIRMS    TO AFFILIATES
                                                                         ---------------   -------------   -------------
                             Year ended October 31, 1997                     $221,000         1,410,000        10,000

                             For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                           DISTRIBUTION FEES      COMMISSIONS AND
                                                                               AND CDSC        DISTRIBUTION FEES PAID
                                                                           RECEIVED BY ZKDI       BY ZKDI TO FIRMS
                                                                           -----------------   ----------------------
                             Year ended October 31, 1997                        $825,000               737,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                             turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                                   ASF PAID BY ZKDI
                                                                            ASF PAID BY      ----------------------------
                                                                         THE FUND TO ZKDI    TO ALL FIRMS   TO AFFILIATES
                                                                         -----------------   ------------   -------------
                                         Year ended October 31, 1997        $7,013,000        7,053,000        35,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $3,598,000 for the year ended October 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended October 31, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $51,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended October 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                               $10,598,102

                             Proceeds from sales                      11,511,191

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                               YEAR ENDED OCTOBER 31,
                                                                       1997                              1996
                                                              ---------------------             -----------------------
                                                              SHARES         AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                15,238       $ 122,908            17,046       $ 139,065
                                       --------------------------------------------------------------------------------
                                        Class B                 3,091          26,702             4,933          43,005
                                       --------------------------------------------------------------------------------
                                        Class C                   512           4,408               584           5,086
                                       --------------------------------------------------------------------------------
                                        Class I                   357           3,119               520           4,565
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                18,612         161,490            21,176         184,996
                                       --------------------------------------------------------------------------------
                                        Class B                   354           3,074               316           2,751
                                       --------------------------------------------------------------------------------
                                        Class C                    48             421                41             356
                                       --------------------------------------------------------------------------------
                                        Class I                    36             310                57             497
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (97,936)       (821,052)          (95,205)       (806,232)
                                       --------------------------------------------------------------------------------
                                        Class B                (2,690)        (23,510)           (3,093)        (26,978)
                                       --------------------------------------------------------------------------------
                                        Class C                  (303)         (2,616)             (262)         (2,252)
                                       --------------------------------------------------------------------------------
                                        Class I                  (342)         (2,990)             (853)         (7,507)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   154           1,337                81             710
                                       --------------------------------------------------------------------------------
                                        Class B                  (154)         (1,337)              (81)           (710)
                                       --------------------------------------------------------------------------------
                                        NET DECREASE
                                        FROM CAPITAL
                                        SHARE TRANSACTIONS                  $(527,736)                        $(462,648)
                                       --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded financial
                             futures contracts in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to segregate liquid assets with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At October 31, 1997, the market value of assets segregated by the Fund was $303,047,000 for the following futures contracts owned by the Fund (in thousands):

                                                      FACE                       EXPIRATION       GAIN AT
                                     TYPE            AMOUNT       POSITION         MONTH          10/31/97
                             -----------------------------------------------------------------------------
                             U.S. Treasury Note     $143,793        Long        December '97       $  712
                             -----------------------------------------------------------------------------
                             U.S. Treasury Bond      140,822        Long        December '97          748
                             -----------------------------------------------------------------------------
                               Total                                                               $1,460
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ------------------------------------------
                                                            Class A
                                           ------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                           ------------------------------------------
                                           1997    1996   1995    1994    1993
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of year         $8.74   8.92    8.35    9.29   9.30
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .64    .63     .66     .67    .69
-------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .06   (.17)    .56    (.97)  (.01)
-------------------------------------------------------------------------------------
Total from investment operations             .70    .46    1.22    (.30)   .68
-------------------------------------------------------------------------------------
Less distribution from net investment
  income                                     .63    .64     .65     .64    .69
-------------------------------------------------------------------------------------
Net asset value, end of year               $8.81   8.74    8.92    8.35   9.29
-------------------------------------------------------------------------------------
TOTAL RETURN                                8.41%  5.36   15.24   (3.37)  7.60
-------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
Expenses                                     .78%   .77     .72     .75    .65
-------------------------------------------------------------------------------------
Net investment income                       7.34%  7.17    7.68    7.58   7.36
-------------------------------------------------------------------------------------

                                           -----------------------------------
                                                          Class B
                                           -----------------------------------
                                                 YEAR ENDED        MAY 31 TO
                                                 OCTOBER 31,      OCTOBER 31,
                                           -----------------------------------
                                            1997    1996    1995     1994
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------
Net asset value, beginning of period         $8.73    8.91    8.34     8.67
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .56     .54     .58      .28
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .06    (.17)    .56     (.38)
------------------------------------------------------------------------------
Total from investment operations               .62     .37    1.14     (.10)
------------------------------------------------------------------------------
Less distribution from net investment
  income                                       .55     .55     .57      .23
------------------------------------------------------------------------------
Net asset value, end of period               $8.80    8.73    8.91     8.34
------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 7.40%   4.36   14.18    (1.15)
------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------
Expenses                                      1.73%   1.73    1.69     1.71
------------------------------------------------------------------------------
Net investment income                         6.39%   6.21    6.71     7.09
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ---------------------------------   -------------------------
                                                           CLASS C                         CLASS I
                                              ---------------------------------   -------------------------
                                              YEAR ENDED OCTOBER                  YEAR ENDED
                                                      31,            MAY 31 TO    OCTOBER 31,    JULY 3 TO
                                              -------------------   OCTOBER 31,   -----------   OCTOBER 31,
                                              1997   1996   1995       1994       1997   1996      1995
-------------------------------------------------------------------------------   -------------------------
-------------------------------------------------------------------------------   -------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------   -------------------------
Net asset value, beginning of period         $8.75   8.93    8.35       8.67      8.74   8.92      8.88
-------------------------------------------------------------------------------   -------------------------
Income from investment operations:
  Net investment income                        .56    .55     .60        .29       .66    .64       .22
-------------------------------------------------------------------------------   -------------------------
  Net realized and unrealized gain (loss)      .06   (.17)    .56       (.38)      .06   (.17)      .04
-------------------------------------------------------------------------------   -------------------------
Total from investment operations               .62    .38    1.16       (.09)      .72    .47       .26
-------------------------------------------------------------------------------   -------------------------
Less distribution from net investment income   .55    .56     .58        .23       .65    .65       .22
-------------------------------------------------------------------------------   -------------------------
Net asset value, end of period               $8.82   8.75    8.93       8.35      8.81   8.74      8.92
-------------------------------------------------------------------------------   -------------------------
TOTAL RETURN (NOT ANNUALIZED)                 7.42%  4.40   14.33      (1.01)     8.60   5.56      3.02
-------------------------------------------------------------------------------   -------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------   -------------------------
Expenses                                      1.68%  1.70    1.64       1.68       .60    .59       .53
-------------------------------------------------------------------------------   -------------------------
Net investment income                         6.44%  6.24    6.76       7.12      7.52   7.35      7.07
-------------------------------------------------------------------------------   -------------------------

--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
                                                         1997        1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)            $3,642,027   4,163,157   4,738,415   4,941,151   6,686,735
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      261%        391         362       1,000         550
--------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

TRUSTEES AND OFFICERS

TRUSTEES                                        OFFICERS

STEPHEN B. TIMBERS                              CHARLES R. MANZONI, JR.
President and Trustee                           Vice President

DAVID W. BELIN                                  JOHN E. NEAL
Trustee                                         Vice President

LEWIS A. BURNHAM                                ROBERT C. PECK, JR.
Trustee                                         Vice President

DONALD L. DUNAWAY                               RICHARD L. VANDENBERG
Trustee                                         Vice President

ROBERT B. HOFFMAN                               PHILIP J. COLLORA
Trustee                                         Vice President

DONALD R. JONES                                 JEROME L. DUFFY
Trustee                                         Treasurer

SHIRLEY D. PETERSON                             ELIZABETH C. WERTH
Trustee                                         Assistant Secretary

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                   222 North LaSalle Street
                                   Chicago, IL 60601
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SHAREHOLDER                        ZURICH KEMPER SERVICE COMPANY
SERVICE AGENT                      P.O. Box 419557
                                   Kansas City, MO 64141
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CUSTODIAN AND                      INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                     801 Pennsylvania
                                   Kansas City, MO 64105
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INDEPENDENT AUDITORS               ERNST & YOUNG LLP
                                   233 South Wacker Drive
                                   Chicago, IL 60606
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PRINCIPAL UNDERWRITER              ZURICH KEMPER DISTRIBUTORS, INC.
                                   222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

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KGSF - 2 (12/97) 1041000
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